Share-based payments - Key assumptions of the share option (Details) - Binomial option pricing model	Jun. 01, 2019	Nov. 08, 2018	Nov. 07, 2017
Disclosure of terms and conditions of share-based payment arrangement
Discount rate	17.00%	17.00%	24.00%
Risk-free interest rate	3.30%	3.60%	3.90%
Volatility	46.00%	51.20%	51.60%
Dividend yield	0.00%	0.00%	0.00%